Cost of Sales and Expenses by their Nature	12 Months Ended
Dec. 31, 2022
Cost of Sales and Expenses by their Nature [Abstract]
Cost of sales and expenses by their nature
21.	Cost of sales and expenses by their nature

At the years ended at December 31, 2022, 2021 and 2020, the cost of sales and administration expenses consist of the following:

	2022	2021	2020

Raw materials and consumables	$27,080,462	$26,298,681	$16,343,140
Electrical energy	2,586,918	3,530,134	2,820,667
Ferroalloys	2,232,759	2,396,516	1,617,352
Refractories	767,691	810,315	629,758
Oxygen	297,302	293,217	248,029
Electrodes	542,117	444,201	434,265
Gas and fuels	1,541,817	1,161,994	767,823
Labor	2,272,304	2,024,419	1,831,225
Operation materials	1,366,947	1,339,692	1,033,597
Depreciation and amortization	1,116,872	1,175,108	1,452,271
Maintenance	1,250,897	1,561,716	1,262,728
Other expenses	1,084,475	974,835	2,790,197
	$42,140,561	$42,010,828	$31,231,052

	2022	2021	2020

Cost of sales	$39,683,861	$39,968,186	$29,211,724
Administrative expenses	2,456,700	2,042,642	2,019,328
	$42,140,561	$42,010,828	$31,231,052